Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities [Abstract]
Development cost liability	$ 1,153	$ 1,191	$ 300
Payroll accruals	407	316	716
Hospital expense accruals			265
Accrued Board member fees	6	119	69
Accrued audit and legal	47	84	117
Accrued liabilities	242	130	409
Total	$ 1,855	$ 1,840	$ 1,876